Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 21, 2012
Aberdeen Emerging Markets Fund (Prospectus Summary): | Aberdeen Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Emerging Markets Fund

(formerly, Aberdeen Emerging Markets Institutional Fund)

(the “Fund”)

Supplement to the Fund’s Prospectus dated February 27, 2012, as amended May 21, 2012

The following replaces the last sentence in the first paragraph in the section entitled, “Summary — Aberdeen Emerging Markets Fund – Performance” on page 5 of the Fund’s Prospectus:

On May 21, 2012, the Fund changed its name from Aberdeen Emerging Markets Institutional Fund to Aberdeen Emerging Markets Fund.

THIS SUPPLEMENT IS DATED MAY 23, 2012.

Please keep this Supplement for future reference.